Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
BORROWINGS [Abstract]
Loans' outstanding amounts

	December 31, 2017	December 31, 2016
Senior Notes	$375,000	$375,000
Term Loan B Facility	$100,000	—
Notes Payable	$31,109	$34,447
BBVA loan	$23,250	$25,000
Term Bank loan	$13,300	—
Loan for Nazira	$253	$321

Total borrowings	542,912	434,768
Less: current portion	(9,965)	(6,351)
Less: deferred financing costs, net	(10,166)	(6,820)

Total long-term borrowings	$522,781	$421,597

Principal payments

Year	Amount in thousands of U.S. dollars
2018	$11,130
2019	11,795
2020	12,988
2021	110,257
2022	389,205
2023 and thereafter	7,537

Total	$542,912